Stockholders' Equity (Detail) (USD $)	1 Months Ended								3 Months Ended		9 Months Ended		12 Months Ended										1 Months Ended		9 Months Ended	1 Months Ended		12 Months Ended		12 Months Ended		9 Months Ended		3 Months Ended	9 Months Ended
	Nov. 30, 2012	Jul. 31, 2012	Oct. 31, 2011	Apr. 30, 2011	Mar. 31, 2010	Dec. 22, 2009	Dec. 31, 2009	Jan. 31, 2009	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2013	Dec. 31, 2011	Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2006	Feb. 10, 2012	Feb. 02, 2012	Dec. 31, 2008	Jul. 31, 2012 IssuedToSubPlacementAgents [Member]	May 31, 2012 Issued to Two Non-Employee Directors [Member]	Sep. 30, 2012 Issued to Third Parties [Member]	Jul. 31, 2012 InvestmentFromNonemployeeDirectors [Member]	Feb. 29, 2012 Series A Convertible Preferred Stock [Member]	Dec. 31, 2006 Series A Convertible Preferred Stock [Member]	Dec. 15, 2011 Series A Convertible Preferred Stock [Member]	Dec. 31, 2006 Series A Preferred Stock [Member]	Dec. 31, 2009 Chief Executive Officer [Member]	Sep. 30, 2012 The 2012 Plan [Member]	Dec. 31, 2011 2010 Plan [Member]	Sep. 30, 2012 Selling, General and Administrative Expenses [Member]	Sep. 30, 2012 Selling, General and Administrative Expenses [Member]
Warrants outstanding weighted-average exercise price (in Dollars per Item) (in Dollars per Item)		1.10	0.75						0.94	0.01	0.94	0.01		0.43					4.00
Stock Issued During Period, Shares, New Issues		5,454,523											9,201,684
Warrants issued shares		2,727,274									7,607,071												409,093	1,250,000	366,666
GrossProceedsFromIssuanceOfPrivatePlacement (in Dollars)		$ 6,000,000
Term of Warrants		5 years	5 years		5 years									5 years										5 years
Warrants issued weighted-average exercise price (in Dollars per share) (in Dollars per share)		$ 1.45									$ 1.05												$ 1.10	$ 1.00	$ 1.00
Proceeds from Issuance of Private Placement (in Dollars)		5,516,000									5,516,495		11,000,000													269,980
Payments of Stock Issuance Costs (in Dollars)		480,000											1,100,000				53,496
MaximumLiquidatedDamagesAsPercentageOfInvestorsInvestmentInPIPEFinancing		6.00%
MaximumLiquidatedDamagesAmountOfInvestorsInvestmentInPIPEFinancing (in Dollars)		360,000
Preferred Stock Issued During Period, Shares, New Issues																												7,965,000
Convertible Preferred Stock, Number of Preferred Shares Converted into One Common Shares																			4									4	1
Stock Issued During Period, Shares, Conversion of Convertible Securities																											7,965,000
Preferred Stock, Shares Authorized									8,000,000		8,000,000			8,000,000	8,000,000					25,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant																																3,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued in Period														3,246,450																		2,797,400
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized (in Dollars)									2,061,237		2,061,237			1,783,000
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized, Period for Recognition											1 year 328 days			1 year 328 days
Warrants Issued During Period, Value (in Dollars)					120,218									812,500										514,250	293,163
Allocated Share-based Compensation Expense (in Dollars)									299,083	248,540	842,645	757,200																						214,637	808,636
Preferred Units, Issued																			7,965,000
Proceeds from Issuance of Convertible Preferred Stock (in Dollars)				10,000,000															7,965,000											7,335,787
Debt Issuance Cost (in Dollars)					413,000									170,000					629,213
Class of Warrant or Right, Number of Securities Called by Warrants or Rights			50,000		25,444					1,310,000		1,310,000	4,600,842	1,902,750					141,500
Estimated Fair Value of Common Stock (in Dollars per share)																			$ 28,696
Convertible Preferred Stock, Shares Issued upon Conversion																			1
Preferred Stock, Liquidation Preference Per Share (in Dollars per share)																			$ 1.00
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized														3,000,000																			3,815,675
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price (in Dollars per share)	$ 1.63										$ 1.02				$ 1.80	[1]	$ 9.64	[1]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value (in Dollars per share)															$ 0.83		$ 2.83
Due from Related Parties (in Dollars)														500,000
Debt Instrument, Interest Rate, Stated Percentage			10.00%	10.00%	10.00%		4.50%							8.00%			4.50%				10.00%
Shares Common Stock Note Collateral														125,000
Treasury Stock, Shares, Acquired						66,652	134,178	125,000
Treasury Stock, Value, Acquired, Cost Method (in Dollars)						642,525		500,000
Debt Instrument, Increase, Accrued Interest (in Dollars)							36,712
Interest Income, Other (in Dollars)																	57,779														21,000
Treasury Stock, Value (in Dollars)						$ 594,687			$ 1,679,234		$ 1,679,234			$ 1,679,234	$ 1,679,234
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Number of Exercisable Options						66,652
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Exercise Price (in Dollars per share)						$ 9.64	$ 2.78							$ 2.15	$ 3.03		$ 2.78					$ 2.70

[1]	All options granted during the years ended December 31, 2009 and 2010 were granted with exercise prices of $9.64 and $1.80 per share, respectively, which was deemed to be the fair market value of the Company's stock on the date of grant.